UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2005
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------

Form 13F File Number: 28- 11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan               New Canaan, Connecticut  February 14, 2006
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       -0-
                                               ----------------
Form 13F Information Table Entry Total:                   51
                                               ----------------
Form 13F Information Table Value Total:            1,636,353
                                               ----------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                   Investment    Other     Voting
Security                             Title of Class            CUSIP    MKT (000's)      Shares    Discretion   Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
ABITIBI-CONSOLIDATED INC CAD         COM                     003924107        202         50,000        Y           N        SOLE
ALASKA AIR GROUP INC COM             COM                     011659109     12,502        350,000        Y           N        SOLE
AMERICAN COMMERCIAL LINES COM        COM NEW                 025195207     15,263        503,400        Y           N        SOLE
AMR CORP COM                         COM                     001765106    128,749      5,791,700        Y           N        SOLE
ANN TAYLOR STORES CORP               COM                     036115103      7,008        203,000        Y           N        SOLE
ARACRUZ CELULOSE SA SPONS ADR        ADRS                    038496204      7,290        182,200        Y           N        SOLE
BEAZER HOMES USA INC COM             COM                     07556Q105     43,908        602,800        Y           N        SOLE
BURLINGTON NORTHN SANTA FE COR       COM                     12189T104     26,954        380,600        Y           N        SOLE
CATERPILLAR INC COM                  COM                     149123101     62,392      1,080,000        Y           N        SOLE
CLEVELAND CLIFFS INC COM             COM                     185896107     80,005        903,300        Y           N        SOLE
DEERE & CO COM                       COM                     244199105     38,489        565,100        Y           N        SOLE
DOUBLE HULL TANKERS INC USD          COM                     Y21110104        303         23,000        Y           N        SOLE
EGL INC. COM STK                     COM                     268484102      8,893        236,700        Y           N        SOLE
EVERGREEN SOLAR COM                  COM                     30033R108      7,408        695,600        Y           N        SOLE
EXXON MOBIL CORP COM STK             COM                     30231G102      2,320         41,300        Y           N        SOLE
FEDEX CORP                           COM                     31428X106      2,347         22,700        Y           N        SOLE
FORD MOTOR COMPANY COM STK           COM                     345370860     13,124      1,700,000        Y           N        SOLE
FORD MOTOR COMPANY COM STK           CALL                    3453700FB        274         35,500        Y           N        SOLE
FOSTER WHEELER LTD COM               SHS NEW                 G36535139     20,075        545,811        Y           N        SOLE
FREIGHTCAR AMERICA                   COM                     357023100        784         16,300        Y           N        SOLE
GENERAL DYNAMICS CORP COM            COM                     369550108     12,796        112,200        Y           N        SOLE
GOL LINHAS AEREAS INTEL-ADR          SP ADR REP PFD          38045R107        152          5,400        Y           N        SOLE
GOODYEAR TIRE & RUBR CO COM          COM                     382550101    121,046      6,964,700        Y           N        SOLE
GREENBRIER COMPANIES INC             COM                     393657101      3,047        107,300        Y           N        SOLE
HOVNANIAN ENTERPRISES INC CL A       CL A                    442487203    113,844      2,293,400        Y           N        SOLE
J B HUNT TRANS SVCS INC CMN          COM                     445658107     96,464      4,260,800        Y           N        SOLE
KB HOME                              COM                     48666K109     39,963        550,000        Y           N        SOLE
LAIDLAW INT                          COM                     50730R102        472         20,300        Y           N        SOLE
LANDSTAR SYSTEM INC CMN              COM                     515098101        609         14,600        Y           N        SOLE
LENNAR CORP COM CLASS A              CL A                    526057104     99,200      1,625,700        Y           N        SOLE
MIDWEST AIR GROUP INC                COM                     597911106      4,114        729,400        Y           N        SOLE
MINERALS TECHNOLOGIES INC            COM                     603158106        559         10,000        Y           N        SOLE
NAVISTAR INTL CORP NEW               COM                     63934E108     29,670      1,036,700        Y           N        SOLE
NORFOLK SOUTHERN CORPORATION CMN     COM                     655844108      1,004         22,400        Y           N        SOLE
OCCIDENTAL PETE CORP COM             COM                     674599105     80,112      1,002,900        Y           N        SOLE
OM GROUP INC COM                     COM                     670872100      4,095        218,300        Y           N        SOLE
OSHKOSH TRUCK CORP                   COM                     688239201        446         10,000        Y           N        SOLE
OVERSEAS SHIPHOLDING GRP             COM                     690368105        146          2,900        Y           N        SOLE
PHELPS DODGE CORP COM                COM                     717265102    152,027      1,056,700        Y           N        SOLE
POTASH CORP OF SASKATCHEWAN I        COM                     73755L107    145,840      1,818,000        Y           N        SOLE
RTI INTERNATIONAL METALS COM         COM                     74973W107      6,641        175,000        Y           N        SOLE
RYDER SYSTEM INC                     COM                     783549108     21,519        524,600        Y           N        SOLE
STANDARD PAC CORP NEW                COM                     85375C101     19,165        520,800        Y           N        SOLE
SWIFT TRANSN CO INC COM              COM                     870756103     14,544        716,500        Y           N        SOLE
TEEKAY SHIPPING CORP COMS TK         COM                     Y8564W103     15,362        385,000        Y           N        SOLE
TEMPUR-PEDIC INTL                    COM                     88023U101      1,380        120,000        Y           N        SOLE
UNITED STATES STEEL CORP             COM                     912909108     10,056        209,200        Y           N        SOLE
COMPANHIA VALE DO RIO DOCE           SPONSORED ADR           204412209     56,251      1,367,300        Y           N        SOLE
WORLD FUEL SERVICES                  COM                     981475106        600         17,800        Y           N        SOLE
XTO ENERGY INC                       COM                     98385X106     14,281        325,000        Y           N        SOLE
YELLOW ROADWAY CORP                  COM                     985577105     92,658      2,077,050        Y           N        SOLE
                                                                        ---------
                                                                        1,636,353
                                                                        =========